Other financial assets (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other financial assets [Line Items]
Financial assets at fair value through profit or loss	$ 8,144,238	$ 6,504,625
Level 1
Disclosure of Other financial assets [Line Items]
Financial assets at fair value through profit or loss	372,636	317,912
Level 2
Disclosure of Other financial assets [Line Items]
Financial assets at fair value through profit or loss	$ 7,771,602	$ 6,186,713